Business Combinations - Schedule of Pro Forma (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 28, 2025	Sep. 29, 2024	Dec. 29, 2024	Dec. 31, 2023
Schedule of Pro Forma [Abstract]
Pro forma revenue	$ 276,353	$ 319,639	$ 381,860	$ 697,651
Pro forma net loss from continuing operations	$ (45,402)	$ (364,510)	$ (283,122)	$ (320,589)